Schedule of Investments (unaudited) April 30, 2021	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.9%
Arrival Group(a)(b)	2,980	$55,428
Tesla Inc.(a)	468	332,018
XPeng Inc., ADR(a)	3,500	104,685

		492,131

Capital Markets — 0.3%
Coinbase Global Inc., Class A(a)	154	45,837

Diversified Consumer Services — 1.3%
Chegg Inc.(a)	2,316	209,204

Diversified Financial Services — 1.3%
Holicity Inc., Class A(a)(b)	4,997	52,818
Revolution Acceleration Acquisition Corp., Class A(a)(b)	8,819	88,014
TS Innovation Acquisitions Corp., Class A(a)	8,146	83,333

		224,165

Diversified Telecommunication Services — 0.7%
Bandwidth Inc., Class A(a)(b)	831	109,858

Electrical Equipment — 0.4%
Shoals Technologies Group Inc., Class A(a)	2,174	69,720

Electronic Equipment, Instruments & Components — 3.2%
Cognex Corp.	1,341	115,487
II-VI Inc.(a)(b)	2,206	148,111
Samsung SDI Co. Ltd.	455	267,514

		531,112

Entertainment — 5.6%
Bilibili Inc., ADR(a)	2,331	258,415
Kahoot! ASA(a)	11,237	118,053
NCSoft Corp.	140	104,464
Roku Inc.(a)	626	214,699
Take-Two Interactive Software Inc.(a)	615	107,859
Zynga Inc., Class A(a)	12,181	131,798

		935,288

Food Products — 0.5%
AppHarvest Inc.(a)	5,081	86,936

Health Care Providers & Services — 0.4%
agilon health Inc.(a)	2,208	69,618

Health Care Technology — 0.5%
GoodRx Holdings Inc., Class A(a)	2,115	84,621

Hotels, Restaurants & Leisure — 0.8%
Expedia Group Inc.	801	141,160

Interactive Media & Services — 5.5%
Bumble Inc., Class A(a)	1,382	83,252
Eventbrite Inc., Class A(a)	4,533	106,843
Kakao Corp.	3,000	306,109
Snap Inc., Class A, NVS(a)(b)	4,358	269,411
ZoomInfo Technologies Inc., Class A(a)	2,951	153,039

		918,654

Internet & Direct Marketing Retail — 6.7%
Delivery Hero SE(a)(c)	1,170	185,746
Farfetch Ltd., Class A(a)	4,432	217,124
MercadoLibre Inc.(a)	135	212,082
Ocado Group PLC(a)	2,857	82,740
Ozon Holdings PLC(a)	4,299	267,355

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Shop Apotheke Europe NV(a)(c)	763	$157,503

		1,122,550

IT Services — 16.4%
Adyen NV(a)(c)	63	154,627
Affirm Holdings Inc.(a)	883	62,251
Endava PLC, ADR(a)	1,781	161,252
GDS Holdings Ltd., ADR(a)	1,410	116,988
GMO Payment Gateway Inc.	1,200	153,170
Hennge KK(a)	1,400	99,918
Kingsoft Cloud Holdings Ltd., ADR(a)	2,718	119,375
Locaweb Servicos de Internet SA(c)	50,302	266,417
MongoDB Inc.(a)	506	150,515
Okta Inc.(a)	684	184,475
Pagseguro Digital Ltd., Class A(a)(b)	3,488	159,541
Shift4 Payments Inc., Class A(a)	3,009	297,560
Square Inc., Class A(a)(b)	1,197	293,049
StoneCo Ltd., Class A(a)	2,599	167,999
Twilio Inc., Class A(a)	645	237,231
Wix.com Ltd.(a)	384	122,066

		2,746,434

Machinery — 0.5%
Airtac International Group	2,000	84,488

Media — 0.6%
Zhihu Inc., ADR(a)(b)	10,587	101,212

Multiline Retail — 0.8%
Magazine Luiza SA	36,206	133,505

Professional Services — 0.6%
CoStar Group Inc.(a)	120	102,532

Road & Rail — 1.2%
Lyft Inc., Class A(a)	2,705	150,560
TuSimple Holdings Inc., Class A(a)	1,463	56,223

		206,783

Semiconductors & Semiconductor Equipment — 23.7%
ACM Research Inc., Class A(a)	1,129	89,135
Ambarella Inc.(a)	1,009	98,367
Andes Technology Corp.	7,000	125,049
ASM International NV	497	151,112
BE Semiconductor Industries NV	2,192	177,411
Canadian Solar Inc.(a)(b)	1,714	70,685
Cohu Inc.(a)	2,244	89,782
Cree Inc.(a)	2,025	201,326
Enphase Energy Inc.(a)	1,680	233,940
Entegris Inc.	1,917	215,816
KLA Corp.	368	116,049
Lasertec Corp.	1,400	247,745
Lattice Semiconductor Corp.(a)(b)	4,233	212,962
MACOM Technology Solutions Holdings Inc.(a)	2,594	146,846
Marvell Technology Inc.	5,873	265,518
Monolithic Power Systems Inc.	521	188,279
Nordic Semiconductor ASA(a)	3,995	98,867
ON Semiconductor Corp.(a)	4,315	168,285
Qorvo Inc.(a)	1,020	191,933
Silergy Corp.	2,000	209,430
SkyWater Technology Inc.(a)	2,049	42,619
SOITEC(a)	986	199,269
Tower Semiconductor Ltd.(a)	3,371	95,399
Ultra Clean Holdings Inc.(a)	4,193	214,137

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Will Semiconductor Co. Ltd. Shanghai, Class A	2,700	$126,171

		3,976,132

Software — 23.2%
Agora Inc., ADR(a)	1,534	74,568
Alkami Technology Inc.(a)	381	18,170
Altium Ltd.	5,939	135,652
Atlassian Corp. PLC, Class A(a)	693	164,629
Avalara Inc.(a)	935	132,499
Cloudflare Inc., Class A(a)	1,493	126,517
Coupa Software Inc.(a)	411	110,575
Crowdstrike Holdings Inc., Class A(a)	869	181,195
Dolby Laboratories Inc., Class A	1,271	128,968
Elastic NV(a)	1,068	128,822
Exasol AG(a)	2,054	59,612
Five9 Inc.(a)	1,075	202,068
Freee KK(a)	1,800	152,841
Glodon Co. Ltd., Class A	9,971	112,547
Kingdee International Software Group Co. Ltd.	36,000	119,108
Lightspeed POS Inc.(a)	4,177	291,675
Ming Yuan Cloud Group Holdings Ltd.(a)	32,000	148,717
Olo Inc., Class A(a)	1,318	38,037
Plaid Inc.(a)	5,200	211,968
Rakus Co. Ltd.	7,500	153,788
RingCentral Inc., Class A(a)	467	148,950
Synopsys Inc.(a)	679	167,754
Trade Desk Inc. (The), Class A(a)	178	129,817
Tuya Inc.(a)	1,504	29,163
Unity Software Inc.(a)	1,343	136,422
Weimob Inc.(a)(c)	56,000	123,712
Xero Ltd.(a)	1,575	171,755
Zendesk Inc.(a)	1,043	152,434
Zscaler Inc.(a)	769	144,295

		3,896,258

Specialty Retail — 1.3%
Auto1 Group SE(a)(c)	1,096	61,930

Security	Shares	Value

Specialty Retail (continued)
Vroom Inc.(a)(b)	3,314	$153,339

		215,269

Technology Hardware, Storage & Peripherals — 0.6%
Corsair Gaming Inc.(a)	2,822	93,634

Total Common Stocks — 99.0% (Cost: $14,734,472)		16,597,101

Short-Term Investments

Money Market Funds — 10.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	1,613,371	1,614,178
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	210,000	210,000

		1,824,178

Total Short-Term Investments — 10.9% (Cost: $1,824,227)		1,824,178

Total Investments in Securities — 109.9% (Cost: $16,558,699)		18,421,279

Other Assets, Less Liabilities — (9.9)%		(1,653,415)

Net Assets — 100.0%		$16,767,864

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,614,297	(b)	$—	$(71)	$(48)	$1,614,178	1,613,371	$4,850	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	210,000	(b)	—	—	—	210,000	210,000	17		—

					$(71)	$(48)	$1,824,178		$4,867		$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Future Tech ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,597,101	$—	$—	$16,597,101
Money Market Funds	1,824,178	—	—	1,824,178

	$18,421,279	$—	$—	$18,421,279

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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